Investment Managers Series Trust
235 W. Galena Street
Milwaukee, Wisconsin 53212

February 21, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf
of Oak Ridge Large Cap Growth Fund, Oak Ridge Small Cap Growth Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge International Small Cap Fund, Oak Ridge Technology Insights Fund, Oak Ridge Disciplined Growth Fund, Oak Ridge Dividend Growth Fund & Oak Ridge Global Equity Fund (collectively the “Funds”)

Ladies and gentlemen:

On behalf of the Funds we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Investments and Risks summary (Item 3 to Form N1-A) in the Prospectus for the Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on February 14, 2017 (Accession No. 0001398344-17-002090). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

 /s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust